BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Changes in Presentation (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Trading assets
Debt securities		$ 3,762,978	$ 2,650,536
Equity securities		2,672,648	2,149,160
Derivative assets		768,686	328,392
Held-to-maturity investments			2,899,039
Investment securities	$ 7,086.7	23,030,159	21,513,199	[2]
Loans:
Commercial	31,512.9	102,408,977	99,428,894	[2]
Consumer	17,064.4	55,455,064	50,382,895	[2]
Mortgages	5,721.1	18,592,103	16,151,299	[2]
Microcredit	131.0	425,697	409,688	[2]
Allowance for impairment losses	(2,522.1)	(8,196,187)	(5,618,481)	[2]	$ (4,261,444)	$ (3,718,324)
Other accounts receivable, net	2,862.0	9,300,643	6,521,883	[2]
Total other accounts receivables, net	2,862.0	9,300,643	6,521,883	[2]
Hedging derivatives	9.3	30,138	55,261	[2]
Trading liabilities
Derivative instruments	249.7	811,305	298,665	[2]
Hedging derivatives	$ 60.2	195,539	13,464	[2]
Increase (decrease) due to application of IFRS 9
Trading assets
Total trading assets			5,128,088
Investment securities			21,513,199
Loans:
Total loans, net			160,754,295
Other accounts receivable, net			6,521,883
Total other accounts receivables, net			6,521,883
Hedging derivatives			55,261
Trading liabilities
Derivative instruments			298,665
Hedging derivatives			13,464
Previously stated | Increase (decrease) due to application of IFRS 9
Trading assets
Equity securities			2,149,160
Derivative assets			328,392
Total held-for-trading			5,128,088
Held-to-maturity investments			2,899,039
Loans:
Commercial			99,428,894
Consumer			50,382,895
Mortgages			16,151,299
Microcredit			409,688
Allowance for impairment losses			(5,618,481)
Total loans, net			160,754,295
Other financial assets at fair value through profit or loss			2,282,611
Other accounts receivable, net			4,239,272
Total other accounts receivables, net			4,239,272
Hedging derivatives			55,261
Trading liabilities
Derivative instruments			298,665
Hedging derivatives			13,464
Held for trading debt securities
Trading assets
Debt securities		$ 3,762,978	2,650,536
Held for trading debt securities | Previously stated | Increase (decrease) due to application of IFRS 9
Trading assets
Debt securities			2,650,536
Trading assets			4,799,696
Available For Sale Financial Assets | Previously stated | Increase (decrease) due to application of IFRS 9
Trading assets
Debt securities			17,790,127
Equity securities			824,033
Derivative assets			$ 18,614,160

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.